Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

6. RELATED PARTY TRANSACTIONS

(a) Revenue – related parties

From May 2017, the Company entered into a series of contracts with Shenzhen Taoping New Media Co., Ltd. (“Shenzhen Taoping”) and its affiliates for the sale of the Company’s Cloud-Application-Terminal based digital advertisement display terminals, software and technical services. Shenzhen Taoping is a company controlled by Mr. Lin. For the six months ended June 30, 2019 and 2018, revenues from related parties for sales of products were approximately $3.8 million and $6.8 million, respectively.

(b) Rental income – related party

On July 1, 2017, the Company entered into a lease agreement with Shenzhen Taoping to lease the Company’s office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City to Shenzhen Taoping for a period of 12 months. the term of the lease agreement was subsequently extended to June 30, 2022. For the six months ended June 30, 2019 and 2018, the Company’s rental income from Shenzhen Taoping was approximately $31,000 and $32,000, respectively.